UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

August 31, 2010

1.805768.106

CCC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 24.0%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 1.8%
9/29/10	0.30%	$ 241,500,000	$ 241,443,650
Federal Home Loan Bank - 22.2%
9/1/10 to 6/1/11	0.20 to 0.60 (b)	3,075,000,000	3,074,337,942
TOTAL FEDERAL AGENCIES			3,315,781,592
U.S. Treasury Obligations - 13.2%

U.S. Treasury Bills - 12.2%
9/23/10 to 2/24/11 (c)	0.16 to 0.41	1,688,150,000	1,687,218,417
U.S. Treasury Notes - 1.0%
6/30/11 to 8/31/11	0.30 to 0.43	142,000,000	142,881,009
TOTAL U.S. TREASURY OBLIGATIONS			1,830,099,426
Time Deposits - 3.6%

KBC Bank NV
9/1/10	0.21	500,000,000	500,000,000
Repurchase Agreements - 62.0%
	Maturity Amount
In a joint trading account at:
0.24% dated 8/31/10 due 9/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 6,000,039,767	6,000,000,000
0.25% dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	1,970,313,596	1,970,300,000
(Collateralized by U.S. Government Obligations) #	292,524,050	292,522,000
With BNP Paribas Securities Corp. at 0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $319,203,193, 5.3% - 8.9%, 7/3/12 - 1/20/34)	304,003,040	304,000,000
TOTAL REPURCHASE AGREEMENTS		8,566,822,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $14,212,703,018)		14,212,703,018
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(383,074,323)
NET ASSETS - 100%		$ 13,829,628,695
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $382,902,064. The principal amount of the outstanding reverse repurchase agreement is $382,901,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,000,000,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,508,467,775
Bank of America NA	530,267,468
Barclays Capital, Inc.	355,445,973
Credit Suisse Securities (USA) LLC	265,133,734
Deutsche Bank Securities, Inc.	132,566,867
HSBC Securities (USA), Inc.	397,700,601
J.P. Morgan Securities, Inc.	1,855,936,140
Mizuho Securities USA, Inc.	265,133,734
Societe Generale, New York Branch	662,834,335
Wells Fargo Securities LLC	26,513,373
$ 6,000,000,000
Repurchase Agreement / Counterparty	Value
$1,970,300,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 153,396,476
Bank of America NA	230,248,289
Barclays Capital, Inc.	460,496,578
Goldman, Sachs & Co.	76,749,430
Merrill Lynch Government Securities, Inc.	138,148,973
Mizuho Securities USA, Inc.	613,995,437
Morgan Stanley & Co., Inc.	297,264,817
$ 1,970,300,000
$292,522,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 33,026,677
Barclays Capital, Inc.	70,771,452
Deutsche Bank Securities, Inc.	94,361,936
UBS Securities LLC	94,361,935
$ 292,522,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $14,212,703,018.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2010

1.805745.106

MCC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value
Alabama - 2.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.25%, VRDN (c)	$ 1,000,000	$ 1,000,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.32% (Kimberly-Clark Corp. Guaranteed), VRDN (c)	2,150,000	2,150,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.32%, VRDN (c)(d)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.32%, VRDN (c)(d)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.32%, VRDN (c)(d)	59,500,000	59,500,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.32%, VRDN (c)(d)	14,000,000	14,000,000
		105,650,000
Alaska - 0.3%
Valdez Marine Term. Rev.:
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (c)	2,000,000	2,000,000
Series 1994 C, 0.45% (ConocoPhillips Guaranteed), VRDN (c)	5,000,000	5,000,000
(Exxon Pipeline Co. Proj.) Series 1985, 0.22% (Exxon Mobil Corp. Guaranteed), VRDN (c)	5,300,000	5,300,000
		12,300,000
Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.39%, LOC Landesbank Baden-Wuert, VRDN (c)	3,760,000	3,760,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(d)	17,810,000	17,810,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.37%, LOC Fannie Mae, VRDN (c)(d)	4,200,325	4,200,325
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3708Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,500,000	2,500,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.31%, LOC Bank of America NA, VRDN (c)	350,000	350,000
		28,620,325
Municipal Securities - continued
	Principal Amount	Value
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (c)(d)	$ 995,000	$ 995,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.32%, LOC Royal Bank of Scotland PLC, VRDN (c)(d)	5,000,000	5,000,000
		5,995,000
California - 5.7%
California Econ. Recovery Series 2004 C5, 0.25%, LOC Bank of America NA, VRDN (c)	3,900,000	3,900,000
California Edl. Facilities Auth. Rev. Participating VRDN Series BBT 2014, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	1,940,000	1,940,000
California Gen. Oblig.:
Series 2004 A4, 0.24%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	4,600,000	4,600,000
Series 2005 B6, 0.29%, LOC KBC Bank NV, VRDN (c)	12,100,000	12,100,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	8,685,000	8,685,000
Series 2007 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,955,000	6,955,000
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 M, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	5,440,000	5,440,000
Series 2007 K:
0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	25,000,000	25,000,000
0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	25,000,000	25,000,000
Series 2001 G, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,400,000	4,400,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 A, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,100,000	1,100,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)	40,445,000	40,445,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(d)	18,600,000	18,600,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 0.27%, LOC Union Bank of California, VRDN (c)(d)	$ 14,700,000	$ 14,700,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.32%, LOC Fannie Mae, VRDN (c)(d)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.31%, LOC Wells Fargo Bank NA, VRDN (c)(d)	13,500,000	13,500,000
Series 2001 W2, 0.31%, LOC Wells Fargo Bank NA, VRDN (c)(d)	15,500,000	15,500,000
(The Crossings at Elk Grove Apts.) Series H, 0.3%, LOC Citibank NA, VRDN (c)(d)	7,850,000	7,850,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.31%, LOC Citibank NA, VRDN (c)(d)	2,700,000	2,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.32%, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.3%, LOC Citibank NA, VRDN (c)(d)	9,000,000	9,000,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Antonia Manor Apts. Proj.) Series 2000 E, 0.29%, LOC Citibank NA, VRDN (c)(d)	2,250,000	2,250,000
		230,255,000
Colorado - 1.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.25%, LOC Bank of America NA, VRDN (c)	6,800,000	6,800,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.):
Series 2008 A, 0.4%, LOC Compass Bank, VRDN (c)	5,010,000	5,010,000
Series 2008 B, 0.4%, LOC Compass Bank, VRDN (c)	15,925,000	15,925,000
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	1,000,000	1,000,000
Denver City & County Arpt. Rev. Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(d)	11,200,000	11,200,000
		39,935,000
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.95% tender 9/2/10, CP mode	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 2862, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 5,235,000	$ 5,235,000
(Masonicare Corp. Proj.) Series D, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	3,500,000	3,500,000
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,915,000	17,915,000
Series 2009 A2, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	11,000,000	11,000,000
		44,650,000
Delaware - 2.1%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.31%, VRDN (c)(d)	70,000,000	70,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.5%, VRDN (c)	5,800,000	5,800,000
Series 1999 B, 0.56%, VRDN (c)(d)	1,100,000	1,100,000
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	7,505,000	7,505,000
		84,405,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (c)	28,000,000	28,000,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	7,400,000	7,400,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series DB 505, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(d)(e)	3,380,000	3,380,000
Series Putters 1691, 0.4% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(e)	435,000	435,000
Series 2003 D2, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,525,000	2,525,000
		41,740,000
Florida - 7.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (c)	19,545,000	19,545,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series ROC II R 11719, 0.3% (Liquidity Facility Citibank NA) (c)(e)	$ 3,095,000	$ 3,095,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.5%, LOC Bank of America NA, VRDN (c)(d)	2,570,000	2,570,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.32%, VRDN (c)	42,200,000	42,200,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.33%, LOC Citibank NA, VRDN (c)(d)	3,215,000	3,215,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.35%, LOC Fannie Mae, VRDN (c)(d)	6,760,000	6,760,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.33%, LOC Citibank NA, VRDN (c)(d)	13,810,000	13,810,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series Merlots 06 B17, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(d)(e)	4,710,000	4,710,000
Series ROC II R 11688, 0.36% (Liquidity Facility Citibank NA) (c)(d)(e)	2,200,000	2,200,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.35%, LOC Fannie Mae, VRDN (c)(d)	6,500,000	6,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (c)	15,800,000	15,800,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.29%, LOC Cr. Agricole CIB, VRDN (c)	5,000,000	5,000,000
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 0.5%, LOC Bank of America NA, VRDN (c)(d)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	3,355,000	3,355,000
Series 2007 E, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	6,400,000	6,400,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.29%, VRDN (c)	20,600,000	20,600,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.27%, VRDN (c)	15,760,000	15,760,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.3%, VRDN (c)	73,600,000	73,600,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (c)(d)	$ 4,100,000	$ 4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.4%, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.35%, LOC Freddie Mac, VRDN (c)(d)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.36%, LOC Fannie Mae, VRDN (c)(d)	2,045,000	2,045,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	2,500,000	2,500,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.27%, VRDN (c)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.32%, LOC Fannie Mae, VRDN (c)(d)	5,885,000	5,885,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, 0.3% (Liquidity Facility Bank of America NA) (c)(e)	6,575,000	6,575,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (c)(d)	9,100,000	9,100,000
		282,960,000
Georgia - 1.4%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.34%, LOC Fannie Mae, VRDN (c)(d)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.46%, VRDN (c)(d)	17,000,000	17,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.46%, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.52%, VRDN (c)	18,890,000	18,890,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	3,800,000	3,800,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.31% (Liquidity Facility Royal Bank of Canada), VRDN (c)	8,200,000	8,200,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (c)	$ 2,000,000	$ 2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1%, VRDN (c)(d)	1,100,000	1,100,000
		57,495,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series BC 10 32B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(e)	2,300,000	2,300,000
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc.:
Series 2001 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	2,900,000	2,900,000
Series 2002 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	2,000,000	2,000,000
Series 2003 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,690,000	6,690,000
		11,590,000
Illinois - 3.0%
Aurora Single Family Mtg. Rev. Participating VRDN ROC II R 11642, 0.36% (Liquidity Facility Citibank NA) (c)(d)(e)	6,235,000	6,235,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.34%, LOC Fannie Mae, VRDN (c)(d)	1,415,000	1,415,000
Chicago Board of Ed. Series 2009 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,405,000	2,405,000
Chicago Midway Arpt. Rev. Series 1998 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(d)	29,500,000	29,500,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.31%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(d)	3,900,000	3,900,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.25%, LOC Harris NA, VRDN (c)	7,100,000	7,100,000
Series 2008 C3, 0.25%, LOC Northern Trust Co., VRDN (c)	52,900,000	52,900,000
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3302, 0.28% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,400,000	8,400,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.55%, VRDN (c)(d)	8,900,000	8,900,000
		120,755,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - 3.4%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.35%, LOC Bank of America NA, VRDN (c)(d)	$ 12,000,000	$ 12,000,000
Series 2009 A2, 0.36%, LOC Bank of America NA, VRDN (c)(d)	3,300,000	3,300,000
(Republic Svcs., Inc. Proj.) Series 2001, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(d)	5,000,000	5,000,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)(d)	14,150,000	14,150,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	2,850,000	2,850,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	1,500,000	1,500,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (c)	4,320,000	4,320,000
Indiana Fin. Auth. Rev. (Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,400,000	8,400,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	7,700,000	7,700,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,865,000	2,865,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(d)	32,000,000	32,000,000
Series 2005 C3, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(d)	32,000,000	32,000,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Series 2008 A2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,785,000	6,785,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (c)	4,900,000	4,900,000
		137,770,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - 0.3%
Iowa Fin. Auth. Series 2003 F, 0.31% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(d)	$ 1,100,000	$ 1,100,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.44%, VRDN (c)(d)	12,000,000	12,000,000
		13,100,000
Kansas - 0.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (c)(d)	6,900,000	6,900,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (c)	5,000,000	5,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	18,360,000	18,360,000
		30,260,000
Kentucky - 2.9%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.36%, LOC Commerzbank AG, VRDN (c)(d)	11,500,000	11,500,000
Series 2006 B, 0.36%, LOC Commerzbank AG, VRDN (c)(d)	2,600,000	2,600,000
Series 2008 A, 0.36%, LOC Commerzbank AG, VRDN (c)(d)	3,200,000	3,200,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(d)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	2,750,000	2,750,000
Series 1993 B, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.38%, LOC Wells Fargo Bank NA, VRDN (c)(d)	3,000,000	3,000,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(e)	1,865,000	1,865,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 0.31% (United Parcel Svc. of America Guaranteed), VRDN (c)(d)	$ 23,300,000	$ 23,300,000
Series 1999 C, 0.26% (United Parcel Svc. of America Guaranteed), VRDN (c)(d)	40,500,000	40,500,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.38%, LOC Commerzbank AG, VRDN (c)(d)	12,900,000	12,900,000
		116,485,000
Louisiana - 2.3%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.4%, VRDN (c)(d)	900,000	900,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	17,670,000	17,670,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.29%, VRDN (c)(d)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.3%, VRDN (c)(d)	26,400,000	26,400,000
Series 1993, 0.29%, VRDN (c)(d)	22,000,000	22,000,000
		94,970,000
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	14,960,000	14,960,000
Maryland - 0.7%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.28%, LOC Fannie Mae, VRDN (c)(d)	3,400,000	3,400,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (c)	13,265,000	13,265,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (c)	7,610,000	7,610,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.31% (Liquidity Facility Citibank NA) (c)(e)	3,000,000	3,000,000
		27,275,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 1.3%
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 0.33% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	$ 10,700,000	$ 10,700,000
Series 2000 B, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	11,430,000	11,430,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	17,900,000	17,900,000
(Children's Hosp. Proj.) Series 2010 N4, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	5,400,000	5,400,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 9/2/10, CP mode	5,900,000	5,900,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2002 D, 0.25%, LOC Landesbank Baden-Wuert, VRDN (c)	1,000,000	1,000,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (c)	2,065,000	2,065,000
		54,395,000
Michigan - 0.4%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Symphony Orchestra Proj.) Series 2001 B, 0.26%, LOC Bank of America NA, VRDN (c)	3,000,000	3,000,000
(Majestic Ind., Inc. Proj.) 0.45%, LOC Comerica Bank, VRDN (c)(d)	1,500,000	1,500,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (c)(d)	10,020,000	10,020,000
Series 2008 E, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(d)	1,900,000	1,900,000
		16,420,000
Minnesota - 1.5%
Ctr. City Health Care Facilities (Hazelden Foundation Proj.) Series 2005, 0.26%, LOC Bank of New York, New York, VRDN (c)	3,800,000	3,800,000
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 0.33%, LOC Bank of America NA, VRDN (c)(d)	22,195,000	22,195,000
(Regatta Commons Proj.) Series A, 0.38%, LOC Bank of America NA, VRDN (c)(d)	25,155,000	25,155,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(d)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - continued
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.35%, LOC Fannie Mae, VRDN (c)(d)	$ 1,750,000	$ 1,750,000
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	3,000,000	3,000,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,395,000	1,395,000
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.3%, LOC Deutsche Bank AG, VRDN (b)(c)(d)	1,110,000	1,110,000
		59,805,000
Mississippi - 1.4%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.22%, VRDN (c)	5,100,000	5,100,000
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.33%, VRDN (c)(d)	18,100,000	18,100,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.21%, VRDN (c)	7,800,000	7,800,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C:
0.23% (Chevron Corp. Guaranteed), VRDN (c)	1,500,000	1,500,000
0.24% (Chevron Corp. Guaranteed), VRDN (c)	24,915,000	24,915,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.34%, LOC Bank of America NA, VRDN (c)(d)	1,000,000	1,000,000
		58,415,000
Missouri - 0.6%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.26%, VRDN (c)	1,000,000	1,000,000
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 0.45%, LOC Bank of America NA, VRDN (c)(d)	9,870,000	9,870,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	7,900,000	7,900,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,000,000	3,000,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.36%, LOC Bank of America NA, VRDN (c)(d)	2,200,000	2,200,000
		23,970,000
Municipal Securities - continued
	Principal Amount	Value
Montana - 0.2%
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.28%, LOC Union Bank of California, VRDN (c)(d)	$ 6,200,000	$ 6,200,000
Nebraska - 1.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	7,300,000	7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(d)	1,000,000	1,000,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	770,000	770,000
Series 2002 C, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	1,075,000	1,075,000
Series 2006 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	14,395,000	14,395,000
Series 2007 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	7,220,000	7,220,000
Series 2007 D, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	17,970,000	17,970,000
Series 2008 D, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	12,500,000	12,500,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39%, VRDN (c)(d)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.3% (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(d)	4,600,000	4,600,000
		69,030,000
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2008 C1, 0.33%, LOC Bayerische Landesbank, VRDN (c)(d)	19,900,000	19,900,000
Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(d)	6,800,000	6,800,000
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	12,000,000	12,000,000
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	3,800,000	3,800,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.38%, LOC Bank of America NA, VRDN (c)(d)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.33%, LOC Bayerische Landesbank, VRDN (c)(d)	$ 10,600,000	$ 10,600,000
Series 2005 A2, 0.33%, LOC Bayerische Landesbank, VRDN (c)(d)	1,140,000	1,140,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.29% (Liquidity Facility Societe Generale) (c)(e)	24,755,000	24,755,000
		83,895,000
New Hampshire - 0.5%
Manchester Arpt. Rev. Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (c)(d)	8,000,000	8,000,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.9%, LOC Wells Fargo Bank NA, VRDN (c)(d)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.25%, VRDN (c)	8,035,000	8,035,000
		20,960,000
New Jersey - 0.4%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.37%, LOC Dexia Cr. Local de France, VRDN (c)(d)	17,440,000	17,440,000
New Mexico - 0.9%
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.33%, LOC Royal Bank of Canada, VRDN (c)(d)	8,000,000	8,000,000
Series 2008 A3, 0.33%, LOC Lloyds TSB Bank PLC, VRDN (c)(d)	4,700,000	4,700,000
Series 2009 A, 0.33%, LOC Royal Bank of Canada, VRDN (c)(d)	5,200,000	5,200,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	18,900,000	18,900,000
		36,800,000
New York - 7.2%
New York City Gen. Oblig.:
Series 2004 H1, 0.24%, LOC Bank of New York, New York, VRDN (c)	5,300,000	5,300,000
Series 2004 H4, 0.24%, LOC Bank of New York, New York, VRDN (c)	1,250,000	1,250,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H7, 0.24%, LOC KBC Bank NV, VRDN (c)	$ 1,000,000	$ 1,000,000
Series 2006 I5, 0.26%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	8,630,000	8,630,000
Series 2008 J8, 0.3%, LOC Landesbank Baden-Wuert, VRDN (c)	13,430,000	13,430,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.31%, LOC Citibank NA, VRDN (c)(d)	3,400,000	3,400,000
(Courtland Avenue Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (c)(d)	3,905,000	3,905,000
(First Avenue Dev. Proj.) Series 2002 A, 0.29%, LOC Fannie Mae, VRDN (c)(d)	1,795,000	1,795,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.28%, LOC Fannie Mae, VRDN (c)(d)	1,100,000	1,100,000
(James Tower Dev. Proj.) Series 2002 A, 0.27%, LOC Fannie Mae, VRDN (c)	3,375,000	3,375,000
(Sierra Dev. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(d)	1,935,000	1,935,000
Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (c)(d)	3,500,000	3,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 09 39B, 0.27% (Liquidity Facility Barclays Bank PLC) (c)(e)	1,280,000	1,280,000
Series BC 10 29W, 0.27% (Liquidity Facility Barclays Bank PLC) (c)(e)	5,000,000	5,000,000
Series Putters 3231Z, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,175,000	6,175,000
Series 2003 F2, 0.26% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	4,665,000	4,665,000
Series 2006 AA1, 0.26% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	16,650,000	16,650,000
Series 2008 B2, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	4,770,000	4,770,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,660,000	10,660,000
Series 2001 B, 0.24% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	76,900,000	76,900,000
Series 2006 A3, 0.37% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	20,565,000	20,565,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series C, 0.23% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	$ 1,000,000	$ 1,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 07 0002, 0.3% (Liquidity Facility Citibank NA) (c)(e)	12,000,000	12,000,000
Series EGL 07 0066, 0.3% (Liquidity Facility Citibank NA) (c)(e)	15,000,000	15,000,000
Series ROC II R 11535, 0.3% (Liquidity Facility Citibank NA) (c)(e)	1,140,000	1,140,000
(Univ. of Rochester Proj.) Series 2003 B, 0.24%, LOC HSBC Bank USA, NA, VRDN (c)	1,890,000	1,890,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.3% (Liquidity Facility Citibank NA) (c)(e)	9,605,000	9,605,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.28%, LOC Fannie Mae, VRDN (c)(d)	2,000,000	2,000,000
(1500 Lexington Avenue Proj.) Series 2004 A, 0.31%, LOC Fannie Mae, VRDN (c)(d)	2,000,000	2,000,000
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	5,000,000	5,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.29%, LOC Fannie Mae, VRDN (c)(d)	2,000,000	2,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.28%, LOC Fannie Mae, VRDN (c)(d)	5,000,000	5,000,000
Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (c)(d)	7,500,000	7,500,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.28%, LOC Freddie Mac, VRDN (c)(d)	12,000,000	12,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.36%, LOC Freddie Mac, VRDN (c)(d)	8,700,000	8,700,000
(West 20th Street Proj.) Series A:
0.29%, LOC Fannie Mae, VRDN (c)(d)	4,300,000	4,300,000
0.29%, LOC Fannie Mae, VRDN (c)(d)	7,300,000	7,300,000
(West 33rd Street Hsg. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(d)	1,000,000	1,000,000
(Worth Street Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (c)(d)	1,100,000	1,100,000
		293,820,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 2.5%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.31%, LOC Bank of America NA, VRDN (c)	$ 2,930,000	$ 2,930,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series B, 0.23%, LOC Wells Fargo Bank NA, VRDN (c)	13,450,000	13,450,000
0.26%, LOC Bank of America NA, VRDN (c)	15,000,000	15,000,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.5%, VRDN (c)(d)	4,000,000	4,000,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.31% (Liquidity Facility Bank of America NA), VRDN (c)	800,000	800,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	1,100,000	1,100,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7050060, 0.3% (Liquidity Facility Citibank NA) (c)(e)	23,150,000	23,150,000
Series Putters 3248, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	9,315,000	9,315,000
Series Putters 3333, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,500,000	1,500,000
(Goodwill Cmnty. Proj.) Series 2002, 0.31%, LOC Bank of America NA, VRDN (c)	1,010,000	1,010,000
North Carolina Gen. Oblig. Series 2002 D, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,350,000	6,350,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	5,000,000	5,000,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (c)(d)	6,200,000	6,200,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.38%, LOC Branch Banking & Trust Co., VRDN (c)(d)	1,650,000	1,650,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.46%, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,500,000	2,500,000
Wake County Gen. Oblig. Series 2003 C, 0.27% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	6,600,000	6,600,000
		100,555,000
Ohio - 5.5%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	43,800,000	43,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	$ 8,600,000	$ 8,600,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (c)(d)	10,135,000	10,135,000
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (c)(d)	1,400,000	1,400,000
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (c)(d)	1,200,000	1,200,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A:
0.31%, LOC Cr. Agricole SA, VRDN (c)(d)	10,300,000	10,300,000
0.51%, VRDN (c)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.23%, VRDN (c)	7,000,000	7,000,000
(Xavier Univ. Proj.) Series 2008 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,700,000	3,700,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.28% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	15,820,000	15,820,000
Series Putters 3591, 0.26% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,495,000	1,495,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2006 F, 0.29% (Liquidity Facility Citibank NA), VRDN (c)(d)	5,600,000	5,600,000
Series B, 0.29% (Liquidity Facility Citibank NA), VRDN (c)(d)	34,350,000	34,350,000
Series 2007 E, 0.32% (Liquidity Facility KBC Bank NV), VRDN (c)(d)	9,400,000	9,400,000
Series B, 0.27% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	11,490,000	11,490,000
Series F, 0.29% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 J, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	6,000,000	6,000,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	2,750,000	2,750,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.: - continued
(FirstEnergy Corp. Proj.) Series A, 0.32%, LOC Barclays Bank PLC, VRDN (c)(d)	$ 25,000,000	$ 25,000,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.45% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	8,435,000	8,435,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,345,000	6,345,000
		222,820,000
Oklahoma - 0.1%
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.36%, LOC Bank of America NA, VRDN (c)(d)	2,195,000	2,195,000
Oregon - 2.0%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.29%, LOC Bank of Scotland PLC, VRDN (c)	76,600,000	76,600,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.4%, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,400,000	1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (c)(d)	1,495,000	1,495,000
		79,495,000
Pennsylvania - 2.4%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,000,000	1,000,000
(United Jewish Federation Proj.) Series 1996 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,765,000	5,765,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (c)	2,800,000	2,800,000
Series 2006 A:
0.25%, LOC Barclays Bank PLC, VRDN (c)	6,600,000	6,600,000
0.26%, LOC Barclays Bank PLC, VRDN (c)	6,000,000	6,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.42%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	9,150,000	9,150,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.29%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	4,100,000	4,100,000
Chester County Intermediate Unit Rev. Series 2003, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	$ 1,035,000	$ 1,035,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,400,000	1,400,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.23% (United Parcel Svc., Inc. Guaranteed), VRDN (c)	1,800,000	1,800,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (c)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	400,000	400,000
Series 2004 D3, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	600,000	600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.3%, LOC TD Banknorth, NA, VRDN (c)	2,055,000	2,055,000
(St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,200,000	4,200,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(d)(e)	2,915,000	2,915,000
Series Putters 3297, 0.41% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(e)	2,145,000	2,145,000
Series 2002 74A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(d)	5,500,000	5,500,000
Series 2003 77B, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(d)	3,400,000	3,400,000
Series 2004 81C, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(d)	3,140,000	3,140,000
Series 2004 86B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,320,000	4,320,000
Series 2004 86C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	2,600,000	2,600,000
Series 2005-87 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	1,900,000	1,900,000
Series 2005-91B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	1,800,000	1,800,000
Series 2006 92B, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2006 93B, 0.39% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(d)	$ 4,995,000	$ 4,995,000
Series 2006 94B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(d)	10,000,000	10,000,000
		98,050,000
Rhode Island - 0.4%
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	10,000,000	10,000,000
Series 2008 B4, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	7,000,000	7,000,000
		17,000,000
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	9,500,000	9,500,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.37%, VRDN (c)(d)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.5%, VRDN (c)(d)	9,000,000	9,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.37%, LOC Branch Banking & Trust Co., VRDN (c)(d)	7,000,000	7,000,000
		30,500,000
Tennessee - 5.8%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	3,050,000	3,050,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.27%, LOC Bank of America NA, VRDN (c)	21,669,000	21,669,000
Series 2003, 0.27%, LOC Bank of America NA, VRDN (c)	29,940,000	29,940,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (c)	16,740,000	16,740,000
Series 2005, 0.27%, LOC Bank of America NA, VRDN (c)	37,725,000	37,725,000
Series 2008, 0.27%, LOC Bank of America NA, VRDN (c)	67,465,000	67,465,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.36%, LOC Rabobank Nederland, VRDN (c)(d)	$ 2,000,000	$ 2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.33%, LOC Bank of America NA, VRDN (c)	1,410,000	1,410,000
Series 2002, 0.27%, LOC Bank of America NA, VRDN (c)	22,305,000	22,305,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (c)	30,990,000	30,990,000
Series 2006, 0.27%, LOC Bank of America NA, VRDN (c)	4,000,000	4,000,000
		237,294,000
Texas - 15.7%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.33%, LOC Dexia Cr. Local de France, VRDN (c)	11,530,000	11,530,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.31%, LOC Citibank NA, VRDN (c)(d)	55,000,000	55,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.31%, LOC Citibank NA, VRDN (c)(d)	1,900,000	1,900,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)(d)	7,800,000	7,800,000
Series 2002 A:
0.29%, LOC Bank of America NA, VRDN (c)(d)	9,500,000	9,500,000
0.29%, LOC JPMorgan Chase Bank, VRDN (c)(d)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,535,000	6,535,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.33%, LOC Citibank NA, VRDN (c)(d)	14,000,000	14,000,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(e)	6,620,000	6,620,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (c)	25,370,000	25,370,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev.: - continued
Series 1995 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	$ 8,000,000	$ 8,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(d)	10,250,000	10,250,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 0.23%, VRDN (c)(d)	24,800,000	24,800,000
(Exxon Mobil Proj.) Series 2000, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (c)(d)	5,000,000	5,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.22% (Exxon Mobil Corp. Guaranteed), VRDN (c)	8,600,000	8,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (c)	3,200,000	3,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.53%, LOC Compass Bank, VRDN (c)	4,100,000	4,100,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	1,500,000	1,500,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 0.23%, VRDN (c)	9,390,000	9,390,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev.:
(Exxon Proj.) Series 1987, 0.21%, VRDN (c)(d)	15,300,000	15,300,000
0.22%, VRDN (c)	23,600,000	23,600,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.):
Series 2002, 0.31%, VRDN (c)(d)	124,700,000	124,700,000
Series 2004 A, 0.25%, VRDN (c)	24,800,000	24,800,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series BC 10 61B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(e)	2,920,000	2,920,000
(Rice Univ. Proj.) Series 2008 A, 0.22%, VRDN (c)	7,820,000	7,820,000
Houston Util. Sys. Rev. Participating VRDN Solar 07 99, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)(e)	5,130,000	5,130,000
Lovejoy Independent School District Participating VRDN Series DB 514, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(e)	3,270,000	3,270,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (c)(d)	58,055,000	58,055,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.: - continued
(Onyx Envir. Svcs. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (c)(d)	$ 8,610,000	$ 8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,420,000	8,420,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.41%, VRDN (c)(d)	13,840,000	13,840,000
Series 2010 B, 0.25%, VRDN (c)	13,000,000	13,000,000
Series 2010 C, 0.25%, VRDN (c)	19,200,000	19,200,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.55%, VRDN (c)(d)	18,000,000	18,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.25%, VRDN (c)	18,300,000	18,300,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,900,000	1,900,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series ROC II R 11857, 0.32% (Liquidity Facility Citibank NA) (c)(e)	5,525,000	5,525,000
(Texas Health Resources Proj.) Series 2008 A, 0.3%, VRDN (c)	1,170,000	1,170,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.46%, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,100,000	1,100,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BC 2010 8W, 0.36% (Liquidity Facility Barclays Bank PLC) (c)(d)(e)	3,775,000	3,775,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.28% (Liquidity Facility Societe Generale) (c)(e)	9,970,000	9,970,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.7%, LOC Compass Bank, VRDN (c)	4,570,000	4,570,000
		639,270,000
Utah - 1.1%
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,515,000	6,515,000
Series 2002 E, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,835,000	4,835,000
Series 2004 C, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	5,885,000	5,885,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2004 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	$ 9,735,000	$ 9,735,000
Series 2004 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	2,600,000	2,600,000
Series 2005 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	3,240,000	3,240,000
Series 2005 H, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,875,000	4,875,000
Series 2006 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	8,130,000	8,130,000
		45,815,000
Virginia - 1.6%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	3,600,000	3,600,000
Series 2008 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (c)	2,170,000	2,170,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.54%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(d)	880,000	880,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 D, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	5,000,000	5,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	8,545,000	8,545,000
Series 1994 B, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	8,000,000	8,000,000
Series 1995, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	7,500,000	7,500,000
Series 1996 A, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	9,200,000	9,200,000
Series 1997, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	9,300,000	9,300,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	8,345,000	8,345,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.51%, LOC Wells Fargo Bank NA, VRDN (c)(d)	$ 2,390,000	$ 2,390,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.31% (Liquidity Facility Citibank NA) (c)(e)	1,870,000	1,870,000
		66,800,000
Washington - 1.4%
Port of Tacoma Rev.:
Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (c)	20,000,000	20,000,000
Series 2008, 0.32%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(d)	15,810,000	15,810,000
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.5%, LOC Bank of America NA, VRDN (c)(d)	1,255,000	1,255,000
Washington Health Care Facilities Auth. Rev. (Fred Hutchinson Cancer Ctr. Proj.) Series 2009 B 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	12,375,000	12,375,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,500,000	2,500,000
(The Cambridge Apts. Proj.) Series 2009, 0.29%, LOC Fannie Mae, VRDN (c)	3,900,000	3,900,000
		55,840,000
West Virginia - 1.4%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.31%, LOC Deutsche Bank AG, VRDN (c)(d)	15,170,000	15,170,000
Series 1990 B, 0.31%, LOC Deutsche Bank AG, VRDN (c)(d)	5,415,000	5,415,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.3%, LOC Royal Bank of Scotland PLC, VRDN (c)	6,050,000	6,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (c)	18,645,000	18,645,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (c)	13,295,000	13,295,000
		58,575,000
Wisconsin - 2.1%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 10,100,000	$ 10,100,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.31%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (c)	7,800,000	7,800,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	2,500,000	2,500,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000,000	6,000,000
Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	10,880,000	10,880,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,800,000	8,800,000
(Wisconsin Lutheran College Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	27,700,000	27,700,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	5,150,000	5,150,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	3,300,000	3,300,000
		85,830,000
Wyoming - 2.3%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.36%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(d)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev.:
(Exxon Corp. Proj.):
Series 1985, 0.22%, VRDN (c)	13,200,000	13,200,000
Series 1987 A, 0.23%, VRDN (c)(d)	12,000,000	12,000,000
Series 1987 C, 0.23%, VRDN (c)(d)	2,100,000	2,100,000
Series 1997 B, 0.23% (Exxon Mobil Corp. Guaranteed), VRDN (c)(d)	8,000,000	8,000,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (c)(d)	11,000,000	11,000,000
Series 1987 B, 0.21% (Exxon Mobil Corp. Guaranteed), VRDN (c)(d)	11,000,000	11,000,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.22% (Chevron Corp. Guaranteed), VRDN (c)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2002-8, 0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	$ 5,000,000	$ 5,000,000
0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	7,900,000	7,900,000
		92,700,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $4,077,359,325)		4,077,359,325
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,446,262)
NET ASSETS - 100%		$ 4,064,913,063
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $4,077,359,325.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2010

1.805760.106

TCC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 12.8%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.9%
9/29/10	0.30%	$ 241,500,000	$ 241,443,650
Federal Home Loan Bank - 11.9%
9/1/10 to 6/1/11	0.20 to 0.60 (c)	3,145,000,000	3,144,224,013
TOTAL FEDERAL AGENCIES			3,385,667,663
U.S. Treasury Obligations - 12.8%

U.S. Treasury Bills - 11.3%
9/23/10 to 2/24/11	0.16 to 0.41 (d)	3,003,000,000	3,001,149,805
U.S. Treasury Notes - 1.5%
6/30/11 to 8/31/11	0.30 to 0.43	393,000,000	395,564,284
TOTAL U.S. TREASURY OBLIGATIONS			3,396,714,089
Time Deposits - 14.1%

Citibank NA
9/1/10	0.20	500,000,000	500,000,000
Credit Agricole SA
9/1/10	0.24	1,200,000,000	1,200,000,000
KBC Bank NV
9/1/10	0.21	1,300,000,000	1,300,000,000
Northern Trust Co.
9/1/10	0.19	730,000,000	730,000,000
TOTAL TIME DEPOSITS			3,730,000,000
Interfund Loans - 0.3%

With:
Fidelity Small Cap Stock Fund at 0.47% due 09/01/10 (b)	2,012,000	2,012,000
Fidelity Large Cap Stock Fund at 0.47% due 09/01/10 (b)	7,258,000	7,258,000
Fidelity OTC Portfolio at 0.47% due 09/01/10 (b)	26,121,000	26,121,000
Fidelity Blue Chip Growth Fund, Inc. at 0.47% due 09/01/10 (b)	32,261,000	32,261,000
Fidelity Select Energy Services Portfolio at 0.47% due 09/01/10 (b)	6,036,000	6,036,000
Fidelity Select Financial Services Portfolio at 0.47% due 09/01/10 (b)	14,416,000	14,416,000
TOTAL INTERFUND LOANS	88,104,000
Repurchase Agreements - 62.7%
	Maturity Amount	Value
In a joint trading account at:
0.24% dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Treasury Obligations) #	$ 14,043,586,078	$ 14,043,493,000
(Collateralized by U.S. Treasury Obligations) #	308,448,091	308,446,000
0.25% dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	1,560,474,768	1,560,464,000
(Collateralized by U.S. Government Obligations) #	701,566,916	701,562,000
TOTAL REPURCHASE AGREEMENTS		16,613,965,000
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $27,214,450,752)		27,214,450,752
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(719,402,292)
NET ASSETS - 100%		$ 26,495,048,460
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $766,802,130. The principal amount of the outstanding reverse repurchase agreement is $766,800,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value
$14,043,493,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 3,530,692,773
Bank of America NA	1,241,134,580
Barclays Capital, Inc.	831,950,505
Credit Suisse Securities (USA) LLC	620,567,290
Deutsche Bank Securities, Inc.	310,283,645
HSBC Securities (USA), Inc.	930,850,935
J.P. Morgan Securities, Inc.	4,343,971,028
Mizuho Securities USA, Inc.	620,567,290
Societe Generale, New York Branch	1,551,418,225
Wells Fargo Securities LLC	62,056,729
$ 14,043,493,000
$308,446,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 134,791,513
Banc of America Securities LLC	50,528,176
Barclays Capital, Inc.	123,126,311
$ 308,446,000
Repurchase Agreement/Counterparty	Value
$1,560,464,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 121,488,950
Bank of America NA	182,355,056
Barclays Capital, Inc.	364,710,111
Goldman, Sachs & Co.	60,785,019
Merrill Lynch Government Securities, Inc.	109,413,033
Mizuho Securities USA, Inc.	486,280,148
Morgan Stanley & Co., Inc.	235,431,683
$ 1,560,464,000
$701,562,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 79,208,613
Barclays Capital, Inc.	169,732,742
Deutsche Bank Securities, Inc.	226,310,322
UBS Securities LLC	226,310,323
$ 701,562,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $27,214,450,752.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2010

1.805752.106

TFC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Alabama - 4.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.25%, VRDN (a)	$ 18,000,000	$ 18,000,000
Series 1995 D, 0.29%, VRDN (a)	22,000,000	22,000,000
Series 1995 E, 0.27%, VRDN (a)	10,000,000	10,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.29%, VRDN (a)	6,000,000	6,000,000
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.28%, LOC Deutsche Bank AG New York Branch, VRDN (a)	1,500,000	1,500,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.26%, VRDN (a)	3,200,000	3,200,000
		60,700,000
Alaska - 1.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.27%, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
		26,300,000
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 C, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,140,000	3,140,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3525, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,400,000	9,400,000
		12,540,000
California - 5.5%
California Gen. Oblig.:
Series 2003 B3, 0.28%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	10,000,000	10,000,000
Series 2004 A3, 0.23%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	2,600,000	2,600,000
Series 2004 A4, 0.24%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	15,620,000	15,620,000
Series 2004 B2, 0.23%, LOC Citibank NA, VRDN (a)	3,105,000	3,105,000
Series 2005 B6, 0.29%, LOC KBC Bank NV, VRDN (a)	23,660,000	23,660,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev. (Children's Hosp. of Orange County Proj.) Series 2009 C, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 1,250,000	$ 1,250,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 E, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	3,440,000	3,440,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.3% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 M, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	2,500,000	2,500,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,000,000	6,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
		78,325,000
Colorado - 1.4%
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
(YMCA of the Rockies Proj.) 0.25%, LOC Bank of America NA, VRDN (a)	1,820,000	1,820,000
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
(NCMC, Inc. Proj.) Series 2009 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,045,000	3,045,000
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.27%, LOC BNP Paribas SA, VRDN (a)	4,000,000	4,000,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	2,625,000	2,625,000
		20,390,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - 1.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10342, 0.3% (Liquidity Facility Citibank NA) (a)(b)	$ 3,000,000	$ 3,000,000
(Yale Univ. Proj.) Series Y3, 0.22%, VRDN (a)	2,745,000	2,745,000
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,700,000	4,700,000
Series 2009 A2, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,800,000	1,800,000
Series 2009 C2, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	5,410,000	5,410,000
		17,655,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.33%, LOC Bank of America NA, VRDN (a)	5,520,000	5,520,000
(American Univ. Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (a)	7,300,000	7,300,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
		14,020,000
Florida - 4.8%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 0.27%, LOC Bank of Scotland PLC, VRDN (a)	3,100,000	3,100,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	4,140,000	4,140,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.28%, LOC HSBC Bank USA, NA, VRDN (a)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,735,000	2,735,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.29%, LOC Fannie Mae, VRDN (a)	3,100,000	3,100,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 E, 0.29%, LOC Cr. Agricole CIB, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2009 F, 0.29%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	$ 13,000,000	$ 13,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	7,170,000	7,170,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.29%, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.29%, LOC Northern Trust Co., VRDN (a)	2,605,000	2,605,000
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (a)	3,075,000	3,075,000
Pasco County School Board Ctfs. of Prtn. Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	2,500,000	2,500,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,500,000	3,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.27%, LOC Bank of Scotland PLC, VRDN (a)	2,000,000	2,000,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)	6,400,000	6,400,000
		67,890,000
Georgia - 1.9%
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,205,000	1,205,000
Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,000,000	6,000,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.31%, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Georgia Gen. Oblig. Participating VRDN: - continued
Series PZ 271, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 6,879,000	$ 6,879,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.31% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		27,479,000
Illinois - 6.6%
Chicago Board of Ed.:
Series 2009 A1, 0.27%, LOC Harris NA, VRDN (a)	4,900,000	4,900,000
Series 2009 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	16,670,000	16,670,000
Series 2009 C, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,515,000	7,515,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BC 09 27B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(b)	3,530,000	3,530,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.25%, LOC Harris NA, VRDN (a)	5,800,000	5,800,000
Series 2008 C3, 0.25%, LOC Northern Trust Co., VRDN (a)	6,000,000	6,000,000
Chicago Wtr. Rev. Series 2004 A3, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,405,000	6,405,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.31%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series Putters 3302, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	10,800,000	10,800,000
(Rehabilitation Institute of Chicago Proj.) Series 2009 C, 0.26%, LOC Northern Trust Co., VRDN (a)	2,175,000	2,175,000
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	15,765,000	15,765,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.31%, LOC Freddie Mac, VRDN (a)	3,250,000	3,250,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	7,230,000	7,230,000
		94,040,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - 1.1%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.31%, LOC Royal Bank of Scotland PLC, VRDN (a)	$ 3,400,000	$ 3,400,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 0.27%, LOC Harris NA, VRDN (a)	6,600,000	6,600,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 A, 0.27%, LOC Northern Trust Co., VRDN (a)	1,085,000	1,085,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,830,000	2,830,000
		14,915,000
Iowa - 1.3%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 0.26%, LOC KBC Bank NV, VRDN (a)	1,200,000	1,200,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	9,985,000	9,985,000
Series 2009 D, 0.25%, LOC Bank of America NA, VRDN (a)	7,900,000	7,900,000
		19,085,000
Kansas - 1.4%
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (a)	9,715,000	9,715,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,945,000	9,945,000
		19,660,000
Kentucky - 0.2%
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.31%, LOC Freddie Mac, VRDN (a)	2,350,000	2,350,000
Louisiana - 1.5%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.3%, LOC Fannie Mae, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,900,000	$ 6,900,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.26%, VRDN (a)	10,000,000	10,000,000
		21,900,000
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (a)	1,900,000	1,900,000
Maryland - 1.6%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.3%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	1,925,000	1,925,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	5,600,000	5,600,000
Montgomery County Gen. Oblig. Series 2006 B, 0.26% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,750,000	11,750,000
		22,475,000
Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DCL 08 25, 0.45% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,800,000	5,800,000
Series DCL 08 28, 0.45% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	3,400,000	3,400,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.33% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,000,000	1,000,000
Series 2001 C, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000,000	2,000,000
Series 2006 A, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,300,000	9,300,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series D1, 0.2%, VRDN (a)	3,300,000	3,300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series BBT 2031, 0.33% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	$ 1,100,000	$ 1,100,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	1,200,000	1,200,000
		28,100,000
Michigan - 1.4%
Eastern Michigan Univ. Revs. Series 2009 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,560,000	11,560,000
		20,360,000
Minnesota - 0.2%
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,125,000	2,125,000
Mississippi - 2.7%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.21%, VRDN (a)	7,875,000	7,875,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.23% (Chevron Corp. Guaranteed), VRDN (a)	31,100,000	31,100,000
		38,975,000
Missouri - 3.8%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.26%, VRDN (a)	9,400,000	9,400,000
0.26%, VRDN (a)	2,000,000	2,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,600,000	2,600,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series BBT 08 39, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,030,000	2,030,000
Series Putters 3546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,300,000	11,300,000
(DeSmet Jesuit High School Proj.) Series 2002, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900,000	5,900,000
(Washington Univ. Proj.) Series 2003 B, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 12,800,000	$ 12,800,000
(SSM Health Care Proj.) Series 2010 E, 0.24%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,495,000	3,495,000
		54,525,000
Montana - 0.5%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,425,000	7,425,000
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Nevada - 1.1%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.3% (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
Clark County School District Participating VRDN Series PZ 174, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,210,000	2,210,000
Reno Sales Tax Rev. (ReTRAC-Reno Transp. Rail Access Corridor Proj.) Series 2008, 0.25%, LOC Bank of New York, New York, VRDN (a)	8,205,000	8,205,000
		14,915,000
New Hampshire - 3.8%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.25%, LOC TD Banknorth, NA, VRDN (a)	3,200,000	3,200,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.24%, VRDN (a)	29,450,000	29,450,000
Series 2005 A2, 0.25%, VRDN (a)	21,615,000	21,615,000
		54,265,000
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R2, 0.2%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	1,800,000	1,800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2005 P, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,000,000	4,000,000
		5,800,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 0.8%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.25%, LOC Barclays Bank PLC, VRDN (a)	$ 5,160,000	$ 5,160,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,800,000	5,800,000
		10,960,000
New York - 11.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,400,000	1,400,000
New York City Gen. Oblig.:
Series 2004 H1, 0.24%, LOC Bank of New York, New York, VRDN (a)	27,320,000	27,320,000
Series 2004 H4, 0.24%, LOC Bank of New York, New York, VRDN (a)	10,800,000	10,800,000
Series 2006 I5, 0.26%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	30,860,000	30,860,000
Series 2006 I6, 0.26%, LOC California Teachers Retirement Sys., VRDN (a)	51,225,000	51,225,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.28%, LOC Lloyds TSB Bank PLC, VRDN (a)	3,405,000	3,405,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3484, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
Series 2001 F1, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,405,000	1,405,000
Series 2006 AA1, 0.26% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,400,000	6,400,000
Series 2008 B2, 0.24% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,255,000	6,255,000
New York City Transitional Fin. Auth. Rev. Series 2001 B, 0.24% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,400,000	2,400,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 B, 0.24%, LOC HSBC Bank USA, NA, VRDN (a)	3,300,000	3,300,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G2, 0.23%, LOC BNP Paribas SA, VRDN (a)	6,020,000	6,020,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,100,000	7,100,000
		159,890,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 2.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. 0.26%, LOC Bank of America NA, VRDN (a)	$ 9,395,000	$ 9,395,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,100,000	3,100,000
North Carolina Gen. Oblig. Series 2002 E, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,470,000	3,470,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series BC 10 31W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
(The Presbyterian Home at Charlotte, Inc. Proj.) Series 2001, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	7,365,000	7,365,000
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	4,150,000	4,150,000
(Watauga Med. Ctr. Proj.) Series 2005, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,950,000	4,950,000
		35,305,000
Ohio - 1.8%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,700,000	4,700,000
Cleveland Wtr. Rev. Series 2009 R, 0.27%, LOC BNP Paribas SA, VRDN (a)	11,300,000	11,300,000
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	1,300,000	1,300,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,900,000	2,900,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
(FirstEnergy Corp. Proj.) Series 2006 A, 0.23%, LOC Barclays Bank PLC, VRDN (a)	3,300,000	3,300,000
		25,800,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 1.9%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.29%, LOC Bank of Scotland PLC, VRDN (a)	$ 25,800,000	$ 25,800,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.31%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
		27,450,000
Pennsylvania - 6.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,000,000	6,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,505,000	2,505,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	700,000	700,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 0.26%, LOC Barclays Bank PLC, VRDN (a)	9,900,000	9,900,000
Series 2006 B, 0.28%, LOC Citibank NA, VRDN (a)	10,495,000	10,495,000
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.27%, VRDN (a)	1,000,000	1,000,000
Haverford Township School District Series 2009, 0.3%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Lancaster Gen. Hosp. Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
(Masonic Homes Proj.):
Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	9,325,000	9,325,000
Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,000,000	4,000,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.25%, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	965,000	965,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	5,665,000	5,665,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2008 A1, 0.31%, LOC Bank of America NA, VRDN (a)	$ 2,400,000	$ 2,400,000
Series 2008 B1, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	4,100,000	4,100,000
Series 2008 D2, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,880,000	2,880,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Somerset County Hosp. Auth. Hos Series 2007 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,500,000	3,500,000
Somerset County Gen. Oblig. Series 2009 C, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,740,000	2,740,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,415,000	2,415,000
		92,790,000
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.19% (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,920,000	2,920,000
		6,520,000
South Carolina - 1.3%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,300,000	6,300,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.31%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. (CareAlliance Health Svcs. Proj.) Series 2007, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	11,400,000	11,400,000
		18,700,000
Tennessee - 8.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	1,835,000	1,835,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	16,920,000	16,920,000
Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	35,310,000	35,310,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,000,000	$ 2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.3%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.27%, LOC Bank of America NA, VRDN (a)	15,100,000	15,100,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (a)	15,300,000	15,300,000
Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	20,750,000	20,750,000
Rutherford County Health & Edl. Participating VRDN BC 10 25W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		113,415,000
Texas - 6.0%
Bexar County Gen. Oblig. Participating VRDN Series BC 10 67B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(b)	2,100,000	2,100,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	2,400,000	2,400,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.22% (Exxon Mobil Corp. Guaranteed), VRDN (a)	8,600,000	8,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	29,175,000	29,175,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series A1, 0.23%, VRDN (a)	5,050,000	5,050,000
(Saint Dominic Village Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.25%, VRDN (a)	8,300,000	8,300,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 0.2%, VRDN (a)	8,600,000	8,600,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.3%, VRDN (a)	2,750,000	2,750,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Travis County Gen. Oblig. Participating VRDN Series BC 10 38B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(b)	$ 2,990,000	$ 2,990,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		84,645,000
Utah - 1.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.3%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Utah Transit Auth. Sales Tax Rev.:
Participating VRDN Series DCL 021, 0.45% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,350,000	9,350,000
Series B, 0.22%, LOC Fortis Banque SA, VRDN (a)	7,100,000	7,100,000
		24,350,000
Virginia - 0.8%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.25%, LOC Bank of America NA, VRDN (a)	8,260,000	8,260,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350,000	3,350,000
		11,610,000
Washington - 1.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,200,000	6,200,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.3% (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
		16,015,000
West Virginia - 1.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.3%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,050,000	3,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,135,000	5,135,000
Series 2008 D, 0.31%, LOC Bank of America NA, VRDN (a)	10,400,000	10,400,000
		18,585,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 1.7%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 12,700,000	$ 12,700,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,100,000	4,100,000
(Lutheran College Proj.) 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,360,000	1,360,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,700,000	1,700,000
		24,430,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,421,979,000)		1,421,979,000
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,068,186
NET ASSETS - 100%		$ 1,423,047,186
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $1,421,979,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010